UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2018

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.6%
Aptiv PLC	27,900	$2,556,477
BorgWarner Inc.	23,200	1,001,312
Gentex Corp.	30,300	697,506
Lear Corp.	7,528	1,398,778

Total Auto Components		5,654,073

Automobiles - 1.1%
Ford Motor Co.	431,000	4,771,170
General Motors Co.	157,905	6,221,457

Total Automobiles		10,992,627

Distributors - 0.2%
Genuine Parts Co.	13,000	1,193,270
LKQ Corp.	26,700	851,730	*

Total Distributors		2,045,000

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	59,065	3,385,015
Darden Restaurants Inc.	10,700	1,145,542
Hyatt Hotels Corp., Class A Shares	4,089	315,466
Norwegian Cruise Line Holdings Ltd.	23,500	1,110,375	*
Royal Caribbean Cruises Ltd.	23,600	2,444,960

Total Hotels, Restaurants & Leisure		8,401,358

Household Durables - 0.8%
DR Horton Inc.	33,500	1,373,500
Garmin Ltd.	19,800	1,207,800
Leggett & Platt Inc.	11,700	522,288
Mohawk Industries Inc.	8,300	1,778,441	*
NVR Inc.	400	1,188,140	*
PulteGroup Inc.	32,775	942,281
Toll Brothers Inc.	16,900	625,131

Total Household Durables		7,637,581

Leisure Products - 0.1%
Brunswick Corp.	9,800	631,904

Media - 2.4%
CBS Corp., Class B Shares, Non Voting Shares	18,500	1,040,070
Interpublic Group of Cos. Inc.	42,600	998,544
Madison Square Garden Co., Class A Shares	2,100	651,399	*
News Corp., Class A Shares	42,410	657,355
Omnicom Group Inc.	20,100	1,533,027
Viacom Inc., Class B Shares	27,130	818,241
Walt Disney Co.	163,700	17,157,397

Total Media		22,856,033

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Multiline Retail - 1.3%
Dollar General Corp.	27,200	$2,681,920
Dollar Tree Inc.	21,100	1,793,500	*
Kohl’s Corp.	16,700	1,217,430
Macy’s Inc.	26,200	980,666
Nordstrom Inc.	18,300	947,574
Target Corp.	60,100	4,574,812

Total Multiline Retail		12,195,902

Specialty Retail - 1.6%
AutoZone Inc.	3,000	2,012,790	*
Best Buy Co. Inc.	32,300	2,408,934
CarMax Inc.	19,900	1,450,113	*
Foot Locker Inc.	10,500	552,825
Gap Inc.	42,900	1,389,531
Lowe’s Cos. Inc.	82,800	7,913,196

Total Specialty Retail		15,727,389

Textiles, Apparel & Luxury Goods - 0.3%
Carter’s Inc.	4,800	520,272
Michael Kors Holdings Ltd.	11,300	752,580	*
PVH Corp.	8,600	1,287,592

Total Textiles, Apparel & Luxury Goods		2,560,444

TOTAL CONSUMER DISCRETIONARY		88,702,311

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.6%
Kroger Co.	79,600	2,264,620
Walmart Inc.	157,600	13,498,440

Total Food & Staples Retailing		15,763,060

Food Products - 1.4%
Archer-Daniels-Midland Co.	61,800	2,832,294
Bunge Ltd.	12,400	864,404
Conagra Brands Inc.	34,500	1,232,685
Ingredion, Inc.	7,100	785,970
JM Smucker Co.	12,500	1,343,500
Kellogg Co.	24,800	1,732,776
Mondelez International Inc., Class A Shares	108,000	4,428,000

Total Food Products		13,219,629

TOTAL CONSUMER STAPLES		28,982,689

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
ENERGY - 9.4%
Energy Equipment & Services - 0.3%
Helmerich & Payne Inc.	12,200	$777,872
National Oilwell Varco Inc.	42,100	1,827,140

Total Energy Equipment & Services		2,605,012

Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp.	28,100	599,935	*
Apache Corp.	6,500	303,875
Chevron Corp.	199,400	25,210,142
ConocoPhillips	129,400	9,008,828
Devon Energy Corp.	45,300	1,991,388
Energen Corp.	11,000	801,020	*
Exxon Mobil Corp.	326,150	26,982,390
Hess Corp.	34,900	2,334,461
HollyFrontier Corp.	17,900	1,224,897
Marathon Oil Corp.	93,900	1,958,754
Marathon Petroleum Corp.	54,600	3,830,736
Murphy Oil Corp.	15,700	530,189
Newfield Exploration Co.	17,700	535,425	*
Phillips 66	54,708	6,144,255
Valero Energy Corp.	46,500	5,153,595

Total Oil, Gas & Consumable Fuels		86,609,890

TOTAL ENERGY		89,214,902

FINANCIALS - 27.7%
Banks - 14.3%
BB&T Corp.	86,100	4,342,884
BOK Financial Corp.	7,221	678,846
CIT Group Inc.	14,500	730,945
Citigroup Inc.	287,957	19,270,082
Citizens Financial Group Inc.	53,900	2,096,710
Comerica Inc.	16,235	1,476,086
Commerce Bancshares Inc.	9,717	628,787
Cullen/Frost Bankers Inc.	7,100	768,504
East-West Bancorp Inc.	15,928	1,038,506
Fifth Third Bancorp	77,925	2,236,448
Huntington Bancshares Inc.	118,500	1,749,060
JPMorgan Chase & Co.	386,198	40,241,832
KeyCorp	117,200	2,290,088
M&T Bank Corp.	16,500	2,807,475
PNC Financial Services Group Inc.	52,681	7,117,203
Prosperity Bancshares Inc.	7,700	526,372

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Regions Financial Corp.	125,351	$2,228,741
SunTrust Banks Inc.	51,769	3,417,789
Synovus Financial Corp.	12,700	670,941
Umpqua Holdings Corp.	18,900	426,951
US Bancorp	183,919	9,199,628
Webster Financial Corp.	10,300	656,110
Wells Fargo & Co.	544,300	30,175,992
Western Alliance Bancorp	9,600	543,456	*
Zions Bancorp	21,700	1,143,373

Total Banks		136,462,809

Capital Markets - 4.3%
Ameriprise Financial Inc.	17,565	2,456,992
Bank of New York Mellon Corp.	112,032	6,041,886
E*TRADE Financial Corp.	28,465	1,740,920	*
Goldman Sachs Group Inc.	42,130	9,292,614
Lazard Ltd., Class A Shares	14,400	704,304
Morgan Stanley	201,300	9,541,620
Nasdaq Inc.	14,663	1,338,292
Northern Trust Corp.	21,145	2,175,609
Raymond James Financial Inc.	13,400	1,197,290
State Street Corp.	40,636	3,782,805
T. Rowe Price Group Inc.	24,700	2,867,423

Total Capital Markets		41,139,755

Consumer Finance - 2.4%
Ally Financial Inc.	48,000	1,260,960
American Express Co.	96,390	9,446,220
Capital One Financial Corp.	49,968	4,592,059
Credit Acceptance Corp.	1,700	600,780	*
Discover Financial Services	43,528	3,064,807
Santander Consumer USA Holdings Inc.	39,700	757,873
Synchrony Financial	84,034	2,805,055

Total Consumer Finance		22,527,754

Diversified Financial Services - 0.2%
Jefferies Financial Group Inc.	39,300	893,682
Voya Financial Inc.	19,400	911,800

Total Diversified Financial Services		1,805,482

Insurance - 6.4%
Aflac Inc.	86,076	3,702,990
Alleghany Corp.	1,900	1,092,443
Allstate Corp.	41,785	3,813,717

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
American Financial Group Inc.	19,130	$2,053,223
American International Group Inc.	132,091	7,003,465
Aon PLC	18,540	2,543,132
Athene Holding Ltd., Class A Shares	5,830	255,587	*
Chubb Ltd.	51,400	6,528,828
Cincinnati Financial Corp.	17,977	1,201,942
Everest Re Group Ltd.	3,600	829,728
FNF Group	25,800	970,596
Hartford Financial Services Group Inc.	39,427	2,015,903
Lincoln National Corp.	24,100	1,500,225
Loews Corp.	36,358	1,755,364
Markel Corp.	1,606	1,741,466	*
MetLife Inc.	116,214	5,066,930
Principal Financial Group Inc.	11,991	634,923
Prudential Financial Inc.	46,785	4,374,865
Reinsurance Group of America Inc.	7,528	1,004,837
RenaissanceRe Holdings Ltd.	3,400	409,088
Torchmark Corp.	31,445	2,559,938
Travelers Cos. Inc.	69,386	8,488,683
W.R. Berkley Corp.	13,482	976,232

Total Insurance		60,524,105

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp Inc.	53,900	595,056

TOTAL FINANCIALS		263,054,961

HEALTH CARE - 17.2%
Biotechnology - 4.6%
AbbVie Inc.	140,700	13,035,855
Amgen Inc.	74,643	13,778,351
Biogen Inc.	23,400	6,791,616	*
Gilead Sciences Inc.	144,400	10,229,296

Total Biotechnology		43,835,118

Health Care Providers & Services - 3.8%
Aetna Inc.	34,355	6,304,143
AmerisourceBergen Corp.	16,600	1,415,482
Anthem Inc.	28,227	6,718,873
Cigna Corp.	26,900	4,571,655
DaVita Inc.	20,300	1,409,632	*
Express Scripts Holding Co.	62,500	4,825,625	*
HCA Healthcare Inc.	38,550	3,955,230
Laboratory Corp. of America Holdings	11,300	2,028,689	*
McKesson Corp.	20,600	2,748,040
Quest Diagnostics Inc.	13,728	1,509,256

Total Health Care Providers & Services		35,486,625

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - 8.8%
Bristol-Myers Squibb Co.	140,500	$7,775,270
Johnson & Johnson	281,932	34,209,629
Merck & Co. Inc.	238,600	14,483,020
Mylan NV	59,300	2,143,102	*
Perrigo Co. PLC	15,700	1,144,687
Pfizer Inc.	662,482	24,034,847

Total Pharmaceuticals		83,790,555

TOTAL HEALTH CARE		163,112,298

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries Inc.	4,000	867,160
Spirit AeroSystems Holdings Inc., Class A	12,600	1,082,466
United Technologies Corp.	83,899	10,489,892

Total Aerospace & Defense		12,439,518

Air Freight & Logistics - 1.4%
FedEx Corp.	23,700	5,381,322
United Parcel Service Inc., Class B Shares	77,200	8,200,956

Total Air Freight & Logistics		13,582,278

Airlines - 1.0%
Delta Air Lines Inc.	79,300	3,928,522
JetBlue Airways Corp.	32,000	607,360	*
Southwest Airlines Co.	65,172	3,315,951
United Continental Holdings Inc.	24,600	1,715,358	*

Total Airlines		9,567,191

Building Products - 0.2%
Masco Corp.	26,700	999,114
Owens Corning	12,402	785,915

Total Building Products		1,785,029

Electrical Equipment - 0.4%
Eaton Corp. PLC	48,692	3,639,240
Hubbell Inc.	5,100	539,274

Total Electrical Equipment		4,178,514

Industrial Conglomerates - 1.3%
Carlisle Cos. Inc.	6,900	747,339
Honeywell International Inc.	79,779	11,492,165

Total Industrial Conglomerates		12,239,504

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Machinery - 1.3%
AGCO Corp.	3	$182
Allison Transmission Holdings Inc.	15,600	631,644
Cummins Inc.	6,580	875,140
Dover Corp.	13,700	1,002,840
Ingersoll-Rand PLC	28,413	2,549,498
Oshkosh Corp.	8,500	597,720
PACCAR Inc.	39,083	2,421,583
Parker-Hannifin Corp.	11,600	1,807,860
Pentair PLC	16,044	675,132
Snap-on Inc.	6,400	1,028,608
Trinity Industries Inc.	15,300	524,178

Total Machinery		12,114,385

Road & Rail - 0.5%
AMERCO	2,300	819,145
Kansas City Southern	9,400	996,024
Norfolk Southern Corp.	19,700	2,972,139

Total Road & Rail		4,787,308

Trading Companies & Distributors - 0.2%
United Rentals Inc.	9,000	1,328,580	*

TOTAL INDUSTRIALS		72,022,307

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.7%
ARRIS International PLC	18,500	452,232	*
Cisco Systems Inc.	522,853	22,498,365
Juniper Networks Inc.	31,000	850,020
Motorola Solutions Inc.	16,800	1,955,016

Total Communications Equipment		25,755,633

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics Inc.	9,765	735,109	*
CDW Corp.	16,500	1,333,035
Corning Inc.	130,544	3,591,266

Total Electronic Equipment, Instruments & Components		5,659,410

IT Services - 1.8%
Alliance Data Systems Corp.	6,200	1,445,840
International Business Machines Corp.	103,069	14,398,739
Western Union Co.	50,766	1,032,073

Total IT Services		16,876,652

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials Inc.	103,300	$4,771,427
First Solar Inc.	9,300	489,691	*
Intel Corp.	520,856	25,891,752
KLA-Tencor Corp.	17,300	1,773,769
Lam Research Corp.	17,900	3,094,015
Marvell Technology Group Ltd.	51,900	1,112,736
Qorvo Inc.	13,200	1,058,244	*
Skyworks Solutions Inc.	16,100	1,556,065
Teradyne Inc.	21,600	822,312

Total Semiconductors & Semiconductor Equipment		40,570,011

Software - 2.2%
CA Inc.	46,259	1,649,133
Oracle Corp.	430,292	18,958,666

Total Software		20,607,799

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	189,204	35,023,552
Hewlett Packard Enterprise Co.	134,300	1,962,123
HP Inc.	181,700	4,122,773

Total Technology Hardware, Storage & Peripherals		41,108,448

TOTAL INFORMATION TECHNOLOGY		150,577,953

MATERIALS - 2.6%
Chemicals - 1.6%
Celanese Corp., Class A Shares	15,100	1,677,006
Chemours Co.	20,300	900,508
Eastman Chemical Co.	15,814	1,580,768
Huntsman Corp.	23,900	697,880
LyondellBasell Industries NV, Class A Shares	50,478	5,545,008
PPG Industries Inc.	27,600	2,862,948
RPM International Inc.	12,600	734,832
Westlake Chemical Corp.	13,400	1,442,242

Total Chemicals		15,441,192

Containers & Packaging - 0.4%
International Paper Co.	42,607	2,218,973
Packaging Corp. of America	9,500	1,062,005
Sonoco Products Co.	10,365	544,162

Total Containers & Packaging		3,825,140

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Metals & Mining - 0.6%
Newmont Mining Corp.	47,300	$1,783,683
Nucor Corp.	35,142	2,196,375
Reliance Steel & Aluminum Co.	8,107	709,687
Steel Dynamics Inc.	26,100	1,199,295

Total Metals & Mining		5,889,040

TOTAL MATERIALS		25,155,372

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	5,800	276,892	*
Jones Lang LaSalle Inc.	5,100	846,549

TOTAL REAL ESTATE		1,123,441

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T Inc.	14,400	462,384
Verizon Communications Inc.	454,000	22,840,740

TOTAL TELECOMMUNICATION SERVICES		23,303,124

UTILITIES - 2.6%
Electric Utilities - 1.5%
American Electric Power Co. Inc.	50,931	3,526,972
Duke Energy Corp.	62,249	4,922,651
Eversource Energy	32,914	1,929,090
OGE Energy Corp.	17,700	623,217
Pinnacle West Capital Corp.	11,613	935,543
Xcel Energy Inc.	48,589	2,219,545

Total Electric Utilities		14,157,018

Gas Utilities - 0.1%
UGI Corp.	9,120	474,879

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	59,800	801,918

Multi-Utilities - 0.9%
Ameren Corp.	26,742	1,627,250
DTE Energy Co.	18,525	1,919,746
Public Service Enterprise Group Inc.	55,792	3,020,579
WEC Energy Group Inc.	34,900	2,256,285

Total Multi-Utilities		8,823,860

TOTAL UTILITIES		24,257,675

TOTAL COMMON STOCKS (Cost - $722,793,087)		929,507,033

INVESTMENT IN UNDERLYING FUNDS - 1.5%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $14,437,626)	120,500	14,626,290

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $737,230,713)		944,133,323

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $6,415,009)	1.803%	6,415,009	$6,415,009

TOTAL INVESTMENTS - 100.0% (Cost - $743,645,722)			950,548,332
Other Assets in Excess of Liabilities - 0.0%			398,641

TOTAL NET ASSETS - 100.0%			$950,946,973

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (formerly Legg Mason BW Diversified Large Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Common Stocks†	$929,507,033	—	—	$929,507,033
Investment in Underlying Funds	14,626,290	—	—	14,626,290

Total Long-Term Investments	944,133,323	—	—	944,133,323

Short-Term Investments†	6,415,009	—	—	6,415,009

Total Investments	$950,548,332	—	—	$950,548,332

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 22, 2018